ORGANIZATION AND BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2026
ORGANIZATION AND BASIS OF PRESENTATION
ORGANIZATION AND BASIS OF PRESENTATION

1. ORGANIZATION AND BASIS OF PRESENTATION

Adagene Inc. (the “Company”) is a limited liability company incorporated in the Cayman Islands on February 25, 2011. The Company, together with its subsidiaries (collectively, the “Group”), are principally engaged in research, development and production of monoclonal antibody drugs for cancers. The shares of the Company’s American Depositary Shares (“ADSs”) are traded on the NASDAQ Global Market, and each ADS represents one and one quarter (1.25) ordinary shares of the Company.

As of June 30, 2026, the Company’s principal subsidiaries were as follows:

			Percentage of legal
	Date of	Place of	ownership
Entity	incorporation	incorporation	by the Company	Principal activities
Adagene (Hong Kong) Limited	December 12, 2011	Hong Kong	100%	Investment holding, and research and development of innovative medicines
Adagene Incorporated	September 20, 2017	The United States of America	100%	Research and development of innovative medicines
Adagene (Suzhou) Limited	February 28, 2012	The People’s Republic of China (“PRC” or “China”)	100%	Research and development of innovative medicines
Adagene Australia PTY Ltd.	May 30, 2018	Australia	100%	Research and development of innovative medicines
Adagene PTE. Ltd.	March 27, 2020	Singapore	100%	Research and development of innovative medicines
Adagene AG	August 31, 2020	Switzerland	100%	Research and development of innovative medicines
Adagene Project C1 PTE. Ltd.	March 25, 2022	Singapore	100%	Research and development of innovative medicines